Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	₩ 2,358,914	₩ 4,574,789
Other accounts receivable	169,426	121,899
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	2,359,789	4,575,993
Other accounts receivable	171,204	126,280
Gross carrying amount [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	2,332,769	4,575,354
Other accounts receivable	166,067	124,877
Gross carrying amount [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	12,019	566
Other accounts receivable	1,000	822
Gross carrying amount [member] | Current [member] | 16-30 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	2,256	10
Other accounts receivable		44
Gross carrying amount [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	391	61
Other accounts receivable	201	16
Gross carrying amount [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	12,354	2
Other accounts receivable	3,936	521
Accumulated impairment [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(875)	(1,204)
Other accounts receivable	(1,778)	(2,005)
Accumulated impairment [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(841)	(1,204)
Other accounts receivable	(1,721)	(1,932)
Accumulated impairment [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(4)
Other accounts receivable	(9)	(6)
Accumulated impairment [member] | Current [member] | 16-30 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1)
Accumulated impairment [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(1)
Accumulated impairment [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(29)
Other accounts receivable	₩ (47)	₩ (67)